Equity (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jul. 06, 2021	Jul. 10, 2018	Jul. 06, 2018	Apr. 06, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 20, 2019	Jul. 06, 2016
Equity (Details) [Line Items]
Sale of stock, description			the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.		In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.
Ordinary shares outstanding					25,287,851		25,287,851
Ordinary shares issued					25,287,851		25,287,851
Ordinary shares held in escrow, description					Upon completion of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”).
Escrowed restricted shares					8,000,000
Warrants outstanding					9,903,401		9,903,401
Issued shares	623,078
Estimated fair value (in Dollars)					$ 27,730	$ 2,631
Changes in fair value of warrant liabilities (in Dollars)							$ 1,000
Percentage of ordinary shares				6.00%	99.00%
Incremental issuance costs (in Dollars)		$ 310,000
Statutory reserve, description					The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve (in Dollars)					$ 200,000		200,000
Expired date	Jul. 09, 2022
Series A Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description					In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of the exercise price from $2.6 to $1.18.
Convertible common stock price per share (in Dollars per share)					$ 2.6
Estimated fair value (in Dollars)		1,200,000			$ 40,000.00
Changes in fair value of warrant liabilities (in Dollars)							$ 10,000.00
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares outstanding					25,287,851		25,287,851
Ordinary shares issued					25,287,851		25,287,851
PlacementAgentWarrantsMember
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		$ 96,190			$ 3,090.00
Class A Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares outstanding					715,000		715,000
Preferred shares issued									715,000
Class B Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares issued					291,795,150		291,795,150	291,795,150